Equity (Details) $ / shares in Units, R$ in Thousands, $ in Thousands							12 Months Ended
	Nov. 22, 2022 BRL (R$) shares	Nov. 10, 2022 USD ($) shares	Nov. 10, 2022 BRL (R$) shares	Sep. 22, 2020 USD ($) shares	Sep. 22, 2020 BRL (R$) shares	Sep. 02, 2020 shares	Dec. 31, 2020 Vote / shares $ / shares	Dec. 31, 2022 shares	Sep. 01, 2020 shares
Authorized share capital (in shares)								1,000,000,000
Reverse share split ratio						0.03226
Number of shares						17,058,053		33,687,213	522,315,196
Number of shares issued								428,375,000
Class A
Par value | $ / shares							$ 0.00005
Vote per share | Vote / shares							1
Initial public offering | Class A
Number of shares issued				6,000,000	6,000,000
Gross proceeds received as a result of IPO				$ 96,000	R$ 521,558
Net proceeds from the IPO				$ 90,672	492,612
Share issuance costs | R$					R$ 47,582
Investment agreement with Crescera
Number of shares issued		3,636,363	3,636,363
Increase in capital		$ 58,260	R$ 328,728
Number of shares issued								328,728,000
Rights Offering
Number of shares issued	926,206,000							79,024,000
Gross proceeds | R$	R$ 14,800
Percentage of outstanding common shares	2.80%